Aug. 29, 2019
O'Shares FTSE Russell Small Cap Quality Dividend ETF
O'Shares FTSE Russell Small Cap Quality Dividend ETF
OSI ETF Trust Supplement dated August 29, 2019 to the Summary Prospectus and Prospectus dated October 31, 2018 of the O’Shares FTSE Russell Small Cap Quality Dividend ETF

Effective August 29, 2019, the following change is made to the Summary Prospectus and Prospectus of the O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”):

In the Summary Prospectus, the fifth paragraph under “Principal Investment Strategies” is replaced with the following:

“Each company in the FTSE USA Small Cap Index is ‘‘scored’’ individually on a scale of 0-1 for each factor. Each of those scores are then multiplied by each other to determine the final combined score for each company, with the ‘‘quality’’ factor score applied twice. The combined score for each company is then multiplied by its respective market capitalization weight in the FTSE USA Small Cap Index. Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity and industry) are satisfied, thereby adjusting the final weights in the Target Index. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The industry constraints limit sector deviations. The Target Index is reconstituted annually. Individual index constituent weights are capped at 3% at each annual reconstitution to avoid overexposure to any single security. The Target Index’s investable universe excludes real estate investment trusts (‘‘REITs’’) and companies in the real estate sector.”

On page 54 of the Prospectus, the fifth paragraph under “More Information About the Funds— More Information About the Funds’ Principal Investment Strategies— O’Shares FTSE Russell Small Cap Quality Dividend ETF” is replaced with the following:

“Each company in the FTSE USA Small Cap Index is ‘‘scored’’ individually on a scale of 0-1 for each factor. Each of those scores are then multiplied by each other to determine the final combined score for each company, with the ‘‘quality’’ factor score applied twice. The combined score for each company is then multiplied by its respective market capitalization weight in the FTSE USA Small Cap Index. Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity and industry) are satisfied, thereby adjusting the final weights in the Target Index. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The industry constraints limit sector deviations. The Target Index is reconstituted annually. Individual index constituent weights are capped at 3% at each annual reconstitution to avoid overexposure to any single security. The Target Index’s investable universe excludes real estate investment trusts (‘‘REITs’’) and companies in the real estate sector.”

Please keep this Supplement for future reference.